Income Taxes - Disclosure Detailed Information About Components Of Tax Expense Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (13,186)	$ (37,070)
Canadian federal and provincial income tax rates	27.00%	27.00%
Expected income tax recovery based on the above rates	$ (3,560)	$ (10,009)
Non-deductible expenses	3,000	3,250
Non-taxable bargain purchase gain from Mesquite Acquisition		(176)
Impairment and disposition of Elk Gold	536	2,679
Change in fair value of derivative liabilities	10,310	(5,394)
Repayment of long-term debt	1,448
Deconsolidation of Solaris	1,008
Disposition of discontinued operation		(3,761)
Tax effect of deferred tax assets for which no tax benefit has been recognized	5,238	8,097
Foreign exchange and other	(10,842)	7,649
Total tax expense	7,138	2,335
Current tax expense	7,250	468
Deferred tax expense (recovery)	(112)	1,867
Total tax expense	$ 7,138	$ 2,335